Annual Fund Operating Expenses - PGIM Government Money Market Fund	Sep. 29, 2021
A
Operating Expenses:
Management fee	0.32%
Distribution and service (12b-1) fees	0.125%
Other expenses	0.18%
Total annual Fund operating expenses	0.625%
C
Operating Expenses:
Management fee	0.32%
Distribution and service (12b-1) fees	none
Other expenses	0.269%	[1]
Total annual Fund operating expenses	0.589%
Z
Operating Expenses:
Management fee	0.32%
Distribution and service (12b-1) fees	none
Other expenses	0.104%	[1]
Total annual Fund operating expenses	0.424%

[1]	Other expenses have been updated from the most recent annual report to reflect current expenses.